Employee Benefits - Summary of Assumptions Used in Accounting for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] - yr	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	2.70%	2.60%
Expected rate of increase in compensation level of covered employees	2.40%	2.30%	3.70%
Inflation increase	3.20%	3.10%	3.20%
Retiring today [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	21.0	21.3	21.5
Retiring today [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23.2	23.4	24.5
Retiring in 20 years [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	22.4	22.5	23.3
Retiring in 20 years [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	25.1	25.1	26.3